Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000234047 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares U.S. Long Credit Bond Index Fund
Average Annual Return, Percent	5.87%	2.94%
C000234048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares U.S. Intermediate Credit Bond Index Fund
Average Annual Return, Percent	7.11%	4.70%
C000234049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares U.S. Long Government Bond Index Fund
Average Annual Return, Percent	3.26%	(2.87%)
C000234050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares U.S. Intermediate Government Bond Index Fund
Average Annual Return, Percent	5.70%	2.80%
C000234051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares U.S. Securitized Bond Index Fund
Average Annual Return, Percent	7.35%	2.70%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	2.61%
Bloomberg U S Long Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit Index
Average Annual Return, Percent	6.01%	2.98%
Bloomberg U S Intermediate Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent	7.04%	4.63%
Bloomberg U S Government Long Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government: Long Index
Average Annual Return, Percent	3.16%	(2.97%)
Bloomberg U S Government Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government: Intermediate Index
Average Annual Return, Percent	5.69%	2.77%
Bloomberg U S Securitized MBS ABS and CMBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index
Average Annual Return, Percent	7.29%	2.67%